Senior Secured Convertible Note - Schedule of senior secured convertible note (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 CAD ($)
Senior Secured Convertible Note [Abstract]
Opening balance, beginning of the year	$ 0	$ 0
Issued at fair value	491,714	407,284
Early conversions	(497)	(413)
Redemptions	(33,525)	(27,500)
Gain on fair value adjustment	(18,100)	(14,524)
Foreign exchange loss	15,081	0
Ending balance, end of the year	454,673	364,847
Deferred financing costs
Opening balance, beginning of the year	0	0
Unrecognized loss at issuance	(96,203)	(79,684)
Recognized loss	9,229	7,470
Ending balance, end of the year	(86,974)	$ (72,214)
Total balance, end of year, net	367,699		$ 292,633
Current portion	367,699		292,633	$ 0
Non-current	$ 0		$ 0